Changes in Significant Accounting Policies (Details) $ in Thousands	Jan. 01, 2018 TWD ($)
Amortized cost [member] | Application of IFRS 9 [member] | Cash and cash equivalents [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	$ 105,020,616
Amortized cost [member] | Application of IFRS 9 [member] | Receivables, net (including related parties) [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	40,645,366
Amortized cost [member] | Application of IFRS 9 [member] | Other financial assets, refundable deposits and restricted cash in banks [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	1,107,757
Amortized cost [member] | Application of IFRS 9 [member] | Long-term receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	1,790,400
Mandatorily at FVTPL [member] | Application of IFRS 9 [member] | Derivatives [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	70,366
FVTOCI [member] | Application of IFRS 9 [member] | Investments in equity instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	4,348,134
Loans and receivables [member] | Under IAS 39 [member] | Cash and cash equivalents [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	105,020,616
Loans and receivables [member] | Under IAS 39 [member] | Receivables, net (including related parties) [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	40,645,366
Loans and receivables [member] | Under IAS 39 [member] | Other financial assets, refundable deposits and restricted cash in banks [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	1,107,757
Loans and receivables [member] | Under IAS 39 [member] | Long-term receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	1,790,400
Held for trading [member] | Under IAS 39 [member] | Derivatives [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	70,366
Available-for-sale [member] | Under IAS 39 [member] | Investments in equity instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	$ 4,348,134